FINANCIAL INSTRUMENTS - Fair Values (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Debt Issuance Costs, Net	$ 26,308	$ 42,154
Carrying Value and Estimated Fair Values
Gross amounts presented in the consolidated balance sheet, Total asset derivatives	5,022	5,330
Gross amounts not offset in the consolidated balance sheet subject to netting agreements	(1,351)	(216)
Net amount, Total asset derivatives	3,671	5,114
Gross amounts presented in the consolidated balance sheet, Total liability derivatives	1,470	4,597
Net amount, Total liability derivatives	119	4,381
Cash collateral	$ 415,860	408,563
Share Repurchase Forward Swap
Carrying Value and Estimated Fair Values
Collateral required under share repurchase agreement, percentage of total purchase price	20.00%
Cash collateral	$ 70,000
Interest rate swap
Carrying Value and Estimated Fair Values
Derivative asset	5,022	5,330
Interest rate swap | Not Designated as Hedging Instrument
Carrying Value and Estimated Fair Values
Derivative asset	5,022	5,330
Derivative liability	1,470	4,597
Interest rate swap | Cash flow hedging | Designated as Hedging Instrument
Carrying Value and Estimated Fair Values
Notional value	1,250,000	1,250,000
Equity Swap | Not Designated as Hedging Instrument
Carrying Value and Estimated Fair Values
Derivative liability	56,763	81,581
Currency swap
Carrying Value and Estimated Fair Values
Derivative liability	59,226	86,178
Currency swap | Not Designated as Hedging Instrument
Carrying Value and Estimated Fair Values
Derivative liability	993	0
Earn-Out Units
Carrying Value and Estimated Fair Values
Derivative asset	15,000	0
Earn-Out Units | Not Designated as Hedging Instrument
Carrying Value and Estimated Fair Values
Derivative asset	15,000	15,000
Level 1 | Carrying Value
Carrying Value and Estimated Fair Values
Cash and cash equivalents	224,190	105,235
Restricted cash and short-term deposits	415,860	408,563
Level 1 | Fair Value
Carrying Value and Estimated Fair Values
Cash and cash equivalents	224,190	105,235
Restricted cash and short-term deposits	415,860	408,563
Level 3 | Carrying Value
Carrying Value and Estimated Fair Values
Cost method investments	7,347	7,347
Level 3 | Fair Value
Carrying Value and Estimated Fair Values
Cost method investments	7,347	7,347
Fair Value, Inputs, Level 2 [Member] | Carrying Value
Carrying Value and Estimated Fair Values
Short-term loans receivable	0	6,375
Current portion of long-term debt	484,705	501,618
Long-term debt - convertible bond	218,851	243,369
Long-term debt	1,124,105	1,133,074
Fair Value, Inputs, Level 2 [Member] | Carrying Value | Interest rate swap
Carrying Value and Estimated Fair Values
Derivative asset	5,022	5,330
Derivative liability	1,470	4,597
Fair Value, Inputs, Level 2 [Member] | Carrying Value | Equity Swap
Carrying Value and Estimated Fair Values
Derivative liability	56,763	81,581
Fair Value, Inputs, Level 2 [Member] | Carrying Value | Currency swap
Carrying Value and Estimated Fair Values
Foreign Currency Fair Value Hedge Liability at Fair Value	993	0
Fair Value, Inputs, Level 2 [Member] | Carrying Value | Earn-Out Units
Carrying Value and Estimated Fair Values
Derivative asset	15,000	0
Fair Value, Inputs, Level 2 [Member] | Fair Value
Carrying Value and Estimated Fair Values
Short-term loans receivable	0	6,375
Current portion of long-term debt	484,705	501,618
Long-term debt - convertible bond	219,428	231,945
Long-term debt	1,124,105	1,133,074
Fair Value, Inputs, Level 2 [Member] | Fair Value | Interest rate swap
Carrying Value and Estimated Fair Values
Derivative asset	5,022	5,330
Derivative liability	1,470	4,597
Fair Value, Inputs, Level 2 [Member] | Fair Value | Equity Swap
Carrying Value and Estimated Fair Values
Derivative liability	56,763	81,581
Fair Value, Inputs, Level 2 [Member] | Fair Value | Earn-Out Units
Carrying Value and Estimated Fair Values
Derivative asset	$ 15,000	$ 0